Transactions with Related Parties (Tables) - Related Party [Member]	12 Months Ended
Dec. 31, 2024
Central Mare [Member]
Related Party Transaction [Abstract]
Fees and Expenses

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Consolidated statements of comprehensive income
Amortization of awarded shares*	(16)	-	-	Management fees – related parties – Consolidated statements of comprehensive income
Total	344	360	360

*
As per the Company’s equity incentive plan, or the 2015 plan (null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of  $16, $0 and $0 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2022, 2023 and 2024 respectively. The Company’s equity incentive plan ended on June 30, 2022.

CSI [Member]
Related Party Transaction [Abstract]
Fees and Expenses

The fees charged by and expenses relating to CSI for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024	Presented in:
Management fees	61	-	-	Capitalized in Vessels, net – Balance sheet
	1,749	1,840	1,906	Management fees – related parties – Consolidated statements of comprehensive income
Supervision services fees	14	-	-	Capitalized in Vessels, net – Balance sheet
Superintendent fees	37	42	46	Vessel operating expenses – Consolidated statements of comprehensive income
	129	-	-	Capitalized in Vessels, net – Balance sheet
	-	-	74	Dry-docking costs - Consolidated statements of comprehensive income
Accounting and reporting cost	360	360	360	Management fees – related parties – Consolidated statements of comprehensive income
Commission for sale and purchase of vessels	730	-	-	Gain from vessel sales – Consolidated statements of comprehensive income
Newbuilding vessels monitoring fee	455	-	-	Capitalized in Vessels, net – Balance sheet
Financing fees	312	164	586	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire revenue	1,008	1,037	1,040	Voyage expenses - Consolidated statements of comprehensive income
Total	4,855	3,443	4,012